COMMITMENTS - Other commitments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
COMMITMENTS
Advertising expenditure contracted but not provided for in the financial statements	¥ 0	¥ 0	¥ 1,670